SHARE-BASED PAYMENTS - Share-based compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based payment transaction
Share-based compensation	$ 29.0	$ 30.0
Share options
Share-based payment transaction
Share-based compensation	2.4	2.8
Restricted share plan
Share-based payment transaction
Share-based compensation	23.4	24.0
DSUs
Share-based payment transaction
Share-based compensation	1.2	1.2
ESPP
Share-based payment transaction
Share-based compensation	$ 2.0	$ 2.0